Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable [Abstract]
Schedule of Accounts Payable	Accounts payable consisted of the following:
	As of December 31, 2024	As of December 31, 2023
Account payable to third party suppliers	3,132,613	2,546,418
Total accounts payable	$3,132,613	$2,546,418